ORGANIZATION (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF BUSINESS COMBINATION

Shares

Legacy Chijet Shares	5,071,010
JWAC’s public shares, net of redemption	43,353
JWAC public shares converted from (1/8) JWAC rights at closing	57,500
JWAC sponsor shares	115,000
Shares issued to private placed shareholders and rights, and share-based compensation	50,125
Exercise of Greentree warrants	8,333
Total shares of ordinary shares outstanding immediately after the Business Combination	5,345,321

SCHEDULE OF CONSUMMATION OF REVERSE RECAPITALIZATION
June 1, 2023
US$’000

Cash	$13,680
Including repayment of extension note to Chijet Inc.	(2,060)
Accrued expenses	(7,129)
Bank charges	(1)
Net assets acquired by Chijet Motor as of June 1, 2023	$4,490

SCHEDULE OF CONSOLIDATION OF SUBSIDIARIES

As of June 30, 2025, the subsidiaries of Chijet Motor were:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries
Baoya New Energy (Shandong) Co., Ltd.	October 21, 2021	The PRC	100.00%	Investment holding
Baoya New Energy Automobile Sale (Yantai) Co., Ltd.	November 29, 2019	The PRC	93.92%	New energy vehicle sales
Baoya New Energy Automobile R&D (Xiangyang) Co., Ltd.	May 25, 2022	The PRC	85.17%	Research and development of new energy vehicles
Baoya New Energy Automobile R&D Institution (Yantai) Co., Ltd.	November 29, 2019	The PRC	85.17%	Research and development of new energy vehicles
Baoya Technology Holdings Limited	July 12, 2021	BVI	100.00%	Investment holding
Baoyaev Group Limited	July 28, 2021	Hong Kong	100.00%	Investment holding
Chijet, Inc.	July 6, 2021	Cayman Islands	100.00%	Investment holding
Dezhou Yarui New Energy Automobile Co., Ltd.	February 1, 2016	The PRC	65.23%	R&D and manufacturing of new energy vehicles
Dezhou Yitu New Energy Automobile Co., Ltd.	April 23, 2011	The PRC	86.43%	R&D and manufacturing of special electric vehicles
Faw Jilin Automobile Co., Ltd.	June 20, 1984	The PRC	60.05%	Commercial vehicles, passenger vehicles manufacturing
Faw Jilin Automobile Sale Co., Ltd.	June 23, 2021	The PRC	60.05%	Vehicle sales
Jupiter Wellness Acquisition Corp.	September 14, 2021	Delaware, US	100.00%	Investment holding
Shandong Baoya New Energy Vehicle Co., Ltd.	April 14, 2009	The PRC	85.17%	New energy vehicle production and manufacturing
Xiangyang Yazhi New Energy Automobile Co., Ltd.	May 16, 2016	The PRC	85.17%	R&D and manufacturing of small new energy vehicles
Xiangyang Yazhi New Energy Automobile Sale Co., Ltd.	July 22, 2016	The PRC	85.17%	Sales of small new energy vehicles